Annual Operating Expenses - FidelityOverseasFund-KPRO - FidelityOverseasFund-KPRO - Fidelity Overseas Fund - Fidelity Overseas Fund - Class K	Dec. 30, 2022
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.84%

[1]	A The management fee is comprised of a basic fee of 0.65% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.